Document and Entity Information	Oct. 31, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 31, 2022
Securities Act File Number	001-38090
Entity Registrant Name	SOLARIS OILFIELD INFRASTRUCTURE, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-5223109
Entity Address, Address Line One	9811 Katy Freeway, Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	501-3070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	SOI
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001697500
Amendment Flag	false